Revenue from Contracts with Customers (Tables)	9 Months Ended
Jun. 30, 2024
Revenue [abstract]
Summary of Disaggregation of Revenue by Sales Channels

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros)	2024	2023	2024	2023
B2B	340,593	275,655	843,527	697,400
DTC	223,364	196,441	501,792	416,138
Other	801	1,099	3,607	3,830
Total revenue	564,758	473,195	1,348,926	1,117,368